PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

4.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of September 30, 2025 and December 31, 2024 is as follows:

	September 30, 2025	December 31, 2024
Medical equipment	$23,640	$96,532
Computer equipment	9,189	9,189
Furniture, fixtures and equipment	15,079	15,079
Leasehold improvement	15,950	15,950
Total	63,858	136,750
Less: accumulated depreciation	(60,143)	(115,552)
Property and equipment, net	$3,715	$21,198

For the three months ended September 30, 2025 and 2024, depreciation expense was $762 and $3,365, respectively. For the nine months ended September 30, 2025 and 2024, depreciation expense was $4,890 and $10,096, respectively. During the first quarter of 2025, the Company identified assets that were no longer functional in its medical facilities. As such, the Company has recorded a reduction in medical equipment and the related depreciation which resulted in a loss from the disposal of $12,593 in the condensed consolidated statement of operations for the nine months ended September 30, 2025.